Intangible Assets (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Cost
Beginning balance	₪ 13,073	₪ 12,886
Acquisitions or additions from independent development	227	198
Disposals	(48)	(11)
Ending balance	13,252	13,073
Amortization and impairment losses
Beginning balance	6,539	5,768
Amortization for the year	786	777
Disposals	(42)	(6)
Impairment losses	129
Ending balance	7,412	6,539
Carrying amounts
Beginning Balance	6,534	7,118
Ending Balance	5,840	6,534
Goodwill [Member]
Cost
Beginning balance	3,066	3,066
Acquisitions or additions from independent development
Disposals
Ending balance	3,066	3,066
Amortization and impairment losses
Beginning balance
Amortization for the year
Disposals
Impairment losses	129
Ending balance	129
Carrying amounts
Beginning Balance	3,066	3,066
Ending Balance	2,937	3,066
Computer software and licenses [Member]
Cost
Beginning balance	1,779	1,592
Acquisitions or additions from independent development	227	187
Disposals
Ending balance	2,006	1,779
Amortization and impairment losses
Beginning balance	1,238	1,009
Amortization for the year	218	229
Disposals
Impairment losses
Ending balance	1,456	1,238
Carrying amounts
Beginning Balance	541	583
Ending Balance	550	541
Right of use in cellular frequencies [Member]
Cost
Beginning balance	480	480
Acquisitions or additions from independent development
Disposals
Ending balance	480	480
Amortization and impairment losses
Beginning balance	242	205
Amortization for the year	29	37
Disposals
Impairment losses
Ending balance	271	242
Carrying amounts
Beginning Balance	238	275
Ending Balance	209	238
Customer relationships and brand names [Member[
Cost
Beginning balance	7,479	7,479
Acquisitions or additions from independent development
Disposals
Ending balance	7,479	7,479
Amortization and impairment losses
Beginning balance	4,826	4,339
Amortization for the year	530	487
Disposals
Impairment losses
Ending balance	5,356	4,826
Carrying amounts
Beginning Balance	2,653	3,140
Ending Balance	2,123	2,653
Others [Member]
Cost
Beginning balance	269	269
Acquisitions or additions from independent development		11
Disposals	(48)	(11)
Ending balance	221	269
Amortization and impairment losses
Beginning balance	233	215
Amortization for the year	9	24
Disposals	(42)	(6)
Impairment losses
Ending balance	200	233
Carrying amounts
Beginning Balance	36	54
Ending Balance	₪ 21	₪ 36